Investments in joint ventures	12 Months Ended
Dec. 31, 2021
Disclosure of joint ventures [abstract]
Investments in joint ventures
8 Investments in joint ventures
As at December 31, 2021, Materialise has no investments in joint ventures.
The changes in the carrying value of the joint v
e
ntures can be presented as follow for the years 2021, 2020 and 2019:

in 000€
Carrying value as of December 31, 2018	—
Additional investment	875
Transfer from receivables	(444)
Share in loss	(392)
Carrying value as of December 31, 2019	39
Additional investment	—
Transfer from receivables	—
Share in loss of the Joint venture	(39)
Gain from remeasurement previously held equity method investment at fair value	770
Accounted for as Business Combination	(770)
Carrying value as of December 31, 2020	—
Additional investment	—
Transfer to receivables	—
Share in loss of the Joint venture	—
Gain from remeasurement previously held equity method investment at fair value	—
Accounted for as Business Combination	—
Carrying value as of December 31, 2021	—